Subordinated Debt - Summary of Maturities of Subordinated Debt and Repayment (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	Jun. 01, 2021 CAD ($)	Dec. 08, 2020 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2021 USD ($) $ / shares	Oct. 31, 2020 USD ($)
Subordinated Liabilities [Line Items]
Face value			$ 6,207,882	$ 6,789,847
Repayments of subordinated liabilities					$ 1,000
Subordinated debt [member]
Subordinated Liabilities [Line Items]
Increase (Decrease) in Subordinated Long Term Debt			44	119
Bottom of range [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Common stock conversion price | $ / shares						$ 5.00
Series H Medium Term Notes Second Tranche [member]
Subordinated Liabilities [Line Items]
Repayments of subordinated liabilities		$ 1,000
Percentage of redemption of principal amount plus unpaid accrued interest		100.00%
Series H Medium Term Notes Second Tranche [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value			$ 1,000	1,000
Interest rate			3.34%			3.34%
Three point eight zero three percentage Subordinated Notes due 2032 [Member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value						$ 1,250	$ 1,250
Interest rate			3.803%			3.803%
Four point three three eight percentage Subordinated Notes due 2028[Member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value						$ 850	$ 850
Interest rate			4.338%			4.338%
Series I Medium Term Notes First Tranche [member]
Subordinated Liabilities [Line Items]
Repayments of subordinated liabilities	$ 1,250
Percentage of redemption of principal amount plus unpaid accrued interest	100.00%
Series I Medium Term Notes First Tranche [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value			$ 1,250	1,250
Interest rate			3.32%			3.32%
Series K Medium Term Notes [Member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value			$ 1,000	$ 1,000
Interest rate			1.93%			1.93%